Borrowings (Details) - Schedule of Borrowings - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Particulars
Vehicles Loans from Financial Institutions	$ 14,525	$ 21,131
Total secured borrowings	14,525	21,131
Unsecured
0% Senior Convertible Debt	2,089,864	3,333,334
Series A preferred convertible security (refer to Note 22)	1,004,705
Loan from the Related Parties	1,304	1,304	$ 1,304
Loan from Directors	1,637,125	532,960	$ 36,851
Loan from Others	12,022	10,587
Total unsecured borrowings	4,745,020	3,878,185
Total borrowings	4,759,545	3,899,316
Current [Member]
Particulars
Vehicles Loans from Financial Institutions	14,525	10,946
Total secured borrowings	14,525	10,946
Unsecured
0% Senior Convertible Debt	2,089,864	3,333,334
Series A preferred convertible security (refer to Note 22)	1,004,705
Loan from the Related Parties	13,326	1,304
Loan from Directors	1,637,125	532,960
Loan from Others		10,587
Total unsecured borrowings	4,745,020	3,878,185
Total borrowings	4,759,545	3,889,131
Non current [Member]
Particulars
Vehicles Loans from Financial Institutions		10,185
Total secured borrowings		10,185
Unsecured
0% Senior Convertible Debt
Total unsecured borrowings
Total borrowings		$ 10,185